Produced Content, Net	12 Months Ended
Dec. 31, 2022
Disclosure Of Produced Content Net [Abstract]
Produced Content, Net
7.	PRODUCED CONTENT, NET

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Released, less amortization and impairment
— Predominantly monetized with other content assets	2,850	3,725	540
— Predominantly monetized on its own	30	90	13

	2,880	3,815	553
In production, less impairment
— Predominantly monetized with other content assets	6,338	7,582	1,099
— Predominantly monetized on its own	504	660	96

	6,842	8,242	1,195
In development, less impairment
— Predominantly monetized with other content assets	1,134	910	132
— Predominantly monetized on its own	95	35	5

	1,229	945	137

Total	10,951	13,002	1,885

Amortization expense of RMB3,024 million, RMB4,641 million and RMB4,557 million (US$661 million) and RMB1,095 million, RMB1,319 million and RMB735 million (US$107 million) was recognized as cost of revenues
in the consolidated statements of comprehensive income for the years ended December 31, 2020, 2021 and 2022, for produced content predominantly monetized with other content assets and for produced content predominantly monetized on its own, respectively. As of December 31,
2022
, approximately RMB192 million (US$28 million) of accrued participation liabilities will be paid during the upcoming operating cycle.
Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Within 1 year	1,447	210
Between 1 and 2 years	588	85
Between 2 and 3 years	423	61